Intangible assets - Disclosure of reconciliation of intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	€ 6,607	€ 93	€ 97
Intangible assets other than goodwill at end of period	6,604	6,607	93
LICENCES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	75	85	85
Intangible assets other than goodwill at end of period	75	75	85
SOFTWARES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	3	8	12
Intangible assets other than goodwill at end of period	0	3	8
PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,529	0	0
Intangible assets other than goodwill at end of period	6,529	6,529	0
OTHER INTANGIBLE ASSETS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0	0
Intangible assets other than goodwill at end of period	0	0	0
GROSS VALUES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,673	110	110
Acquisition	0	6,564	0
Disposal	0	0	0
Transfer	0	0	0
Intangible assets other than goodwill at end of period	6,673	6,673	110
GROSS VALUES | LICENCES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	120	85	85
Acquisition	0	35	0
Disposal		0	0
Transfer		0	0
Intangible assets other than goodwill at end of period	120	120	85
GROSS VALUES | SOFTWARES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	24	24	24
Acquisition	0	0	0
Disposal		0	0
Transfer		0	0
Intangible assets other than goodwill at end of period	24	24	24
GROSS VALUES | PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	6,529	0
Acquisition		6,529	0
Disposal		0	0
Transfer	0	0	0
Intangible assets other than goodwill at end of period	6,529	6,529	0
GROSS VALUES | OTHER INTANGIBLE ASSETS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0
Acquisition	0		0
Disposal		0	0
Transfer		0	0
Intangible assets other than goodwill at end of period	0	0	0
AMORTIZATION
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(66)	(17)	(12)
Increase	(2)	(50)	(4)
Decrease	0	0	0
Intangible assets other than goodwill at end of period	(69)	(66)	(17)
AMORTIZATION | LICENCES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(45)	0	0
Increase	0	(45)	0
Decrease	0	0	0
Intangible assets other than goodwill at end of period	(45)	(45)	0
AMORTIZATION | SOFTWARES
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	(21)	(17)	(12)
Increase	(3)	(4)	(4)
Decrease	0	0	0
Intangible assets other than goodwill at end of period	(24)	(21)	(17)
AMORTIZATION | PATENTS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0
Increase	0	0	0
Decrease	0	0	0
Intangible assets other than goodwill at end of period	0	0	0
AMORTIZATION | OTHER INTANGIBLE ASSETS
Reconciliation of changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill at beginning of period	0	0
Increase	0	0	0
Decrease	0	0	0
Intangible assets other than goodwill at end of period	€ 0	€ 0	€ 0